Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 3,159,255	$ 3,064,068
Gross amount of company's long term debt	3,199,014	3,004,532
Carrying amount of company's long term debt	$ 3,199,014	$ 3,004,532	$ 2,914,552